Revenues (Details) - Schedule of the changes in contract liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the changes in contract liabilities [Abstract]
Balance of beginning	$ 76,296	$ 188,238
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period		76,296
Revenue recognized that was included in the contract liability balance at the beginning of the period	(76,296)	(188,238)
Balance of ending		$ 76,296